Other liabilities - Balance sheet presentation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities [Abstract]
Other current liabilities	$ 322	$ 310
Other non-current liabilities	128	121
Total Other Liabilities	$ 450	$ 431